JPMorgan Ultra-Short Income ETF
Schedule of Portfolio Investments as of November 30, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 65.3%
Aerospace & Defense — 0.3%
BAE Systems Holdings, Inc. (United Kingdom) 3.85%, 12/15/2025 (a)	10,275,000	10,272,854
L3Harris Technologies, Inc. 3.85%, 12/15/2026	2,402,000	2,397,768
Lockheed Martin Corp. 3.55%, 1/15/2026	2,826,000	2,823,787
RTX Corp. 5.75%, 11/8/2026	85,325,000	86,574,278
		102,068,687
Automobiles — 2.8%
BMW US Capital LLC (Germany)
(SOFRINDX + 0.55%), 4.63%, 4/2/2026 (a) (b)	72,833,000	72,895,049
2.80%, 4/11/2026 (a)	2,000,000	1,990,280
1.25%, 8/12/2026 (a)	20,155,000	19,778,715
4.65%, 3/19/2027 (a)	40,876,000	41,199,957
3.45%, 4/1/2027 (a)	378,000	375,289
General Motors Co. 5.35%, 4/15/2028	35,357,000	36,256,158
Hyundai Capital America
5.50%, 3/30/2026 (a)	7,029,000	7,058,115
1.50%, 6/15/2026 (a)	8,713,000	8,588,194
5.45%, 6/24/2026 (a)	41,417,000	41,691,425
1.65%, 9/17/2026 (a)	3,451,000	3,384,127
5.95%, 9/21/2026 (a)	9,200,000	9,327,663
5.25%, 1/8/2027 (a)	43,989,000	44,485,221
4.85%, 3/25/2027 (a)	54,856,000	55,293,043
4.88%, 6/23/2027 (a)	73,289,000	74,043,643
4.30%, 9/24/2027 (a)	67,237,000	67,354,249
2.38%, 10/15/2027 (a)	15,000,000	14,512,284
4.88%, 11/1/2027 (a)	32,250,000	32,651,362
Mercedes-Benz Finance North America LLC (Germany)
4.90%, 1/9/2026 (a)	85,449,000	85,503,614
1.45%, 3/2/2026 (a) (c)	7,330,000	7,279,846
4.88%, 7/31/2026 (a)	112,280,000	112,852,552
5.20%, 8/3/2026 (a)	3,886,000	3,916,981
4.80%, 11/13/2026 (a)	5,000,000	5,042,046
4.80%, 1/11/2027 (a)	4,500,000	4,538,921
4.65%, 4/1/2027 (a)	4,500,000	4,537,003
Stellantis Finance US, Inc. 5.35%, 3/17/2028 (a)	14,689,000	14,919,068
Volkswagen Group of America Finance LLC (Germany)
5.40%, 3/20/2026 (a)	2,000,000	2,007,117
4.90%, 8/14/2026 (a)	40,897,000	41,073,978
5.70%, 9/12/2026 (a)	46,273,000	46,812,980
3.20%, 9/26/2026 (a)	5,000,000	4,957,688
6.00%, 11/16/2026 (a)	7,360,000	7,482,301
5.30%, 3/22/2027 (a)	4,928,000	4,988,137
4.95%, 3/25/2027 (a)	27,916,000	28,135,852
4.85%, 8/15/2027 (a)	1,957,000	1,975,042
4.45%, 9/11/2027 (a)	22,194,000	22,254,000
5.05%, 3/27/2028 (a)	5,250,000	5,330,200
4.55%, 9/11/2028 (a)	43,781,000	44,030,666
		978,522,766

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — 27.0%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (a) (b)	153,400,000	155,968,428
(SOFRINDX + 0.75%), 4.82%, 7/7/2028 (a) (b)	114,262,000	114,614,962
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 4.99%, 12/3/2028 (a) (b)	61,500,000	62,497,637
ANZ New Zealand Int'l Ltd. (New Zealand) 1.25%, 6/22/2026 (a)	3,555,000	3,500,297
Australia & New Zealand Banking Group Ltd. (Australia)
(SOFR + 0.56%), 4.64%, 3/18/2026 (a) (b)	82,670,000	82,755,787
5.00%, 3/18/2026 (c)	2,000,000	2,006,089
Banco Santander SA (Spain)
1.85%, 3/25/2026	45,452,000	45,118,058
5.29%, 8/18/2027	24,000,000	24,428,906
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (b)	123,801,000	121,430,182
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.53%, 11/7/2027 (b)	30,000,000	30,652,107
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.55%, 3/14/2028 (b)	32,000,000	32,560,325
4.55%, 11/6/2030	69,200,000	69,546,913
Bank of America Corp.
(SOFR + 1.29%), 5.08%, 1/20/2027 (b)	95,610,000	95,703,478
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (b)	15,241,000	15,131,434
(3-MONTH CME TERM SOFR + 1.32%), 3.56%, 4/23/2027 (b)	92,673,000	92,459,603
(SOFR + 0.96%), 1.73%, 7/22/2027 (b)	8,624,000	8,489,810
Series FIX, (SOFR + 0.83%), 4.98%, 1/24/2029 (b)	79,000,000	80,476,825
(SOFR + 1.11%), 4.62%, 5/9/2029 (b)	25,000,000	25,341,126
Bank of America NA 5.53%, 8/18/2026	3,000,000	3,028,301
Bank of Montreal (Canada)
5.30%, 6/5/2026	69,200,000	69,617,746
1.25%, 9/15/2026 (c)	1,937,000	1,896,742
(SOFR + 0.43%), 4.59%, 12/11/2026 (b)	135,095,000	135,095,265
(SOFRINDX + 1.16%), 5.25%, 12/11/2026 (b)	60,331,000	60,823,545
5.27%, 12/11/2026	500,000	506,739
(SOFR + 0.60%), 0.95%, 1/22/2027 (b)	17,296,000	17,212,867
Series f2f, (SOFR + 0.88%), 4.57%, 9/10/2027 (b)	103,274,000	103,639,161
(SOFRINDX + 0.75%), 4.06%, 9/22/2028 (b)	78,334,000	78,351,562
Bank of New Zealand (New Zealand) 4.85%, 2/7/2028 (a)	62,500,000	63,687,174
Bank of Nova Scotia (The) (Canada)
1.05%, 3/2/2026	3,000,000	2,977,197
1.35%, 6/24/2026 (c)	8,577,000	8,455,728
1.30%, 9/15/2026	3,000,000	2,937,782
5.35%, 12/7/2026	6,696,000	6,785,811
(SOFR + 1.00%), 4.40%, 9/8/2028 (b)	66,856,000	67,210,118
(SOFR + 0.76%), 4.04%, 9/15/2028 (b)	53,078,000	53,008,781
Series I, (SOFR + 0.76%), 4.85%, 9/15/2028 (b)	49,504,000	49,538,235
Banque Federative du Credit Mutuel SA (France)
4.94%, 1/26/2026 (a)	84,890,000	84,986,622
5.90%, 7/13/2026 (a)	111,402,000	112,621,661
5.09%, 1/23/2027 (a)	18,989,000	19,197,043
5.19%, 2/16/2028 (a)	3,806,000	3,890,199
(SOFR + 0.99%), 5.06%, 10/16/2028 (a) (b)	142,680,000	143,289,102

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Barclays plc (United Kingdom)
4.38%, 1/12/2026	58,294,000	58,295,882
(SOFR + 2.21%), 5.83%, 5/9/2027 (b)	92,223,000	92,850,864
(SOFR + 1.88%), 6.50%, 9/13/2027 (b)	67,809,000	68,967,958
(SOFR + 1.34%), 4.84%, 9/10/2028 (b)	36,113,000	36,515,627
BNP Paribas SA (France)
(SOFR + 1.00%), 1.32%, 1/13/2027 (a) (b)	65,038,000	64,801,512
(SOFR + 0.91%), 1.68%, 6/30/2027 (a) (b)	8,603,000	8,473,025
4.40%, 8/14/2028 (a)	7,006,000	7,039,709
(SOFR + 1.45%), 4.79%, 5/9/2029 (a) (b)	145,310,000	146,964,523
BPCE SA (France)
1.00%, 1/20/2026 (a)	500,000	497,850
5.10%, 1/26/2026 (a)	67,344,000	67,423,543
5.20%, 1/18/2027 (a) (c)	7,177,000	7,265,023
4.75%, 7/19/2027 (a)	5,330,000	5,387,292
3.50%, 10/23/2027 (a)	6,900,000	6,809,208
CaixaBank SA (Spain)
(SOFR + 2.08%), 6.68%, 9/13/2027 (a) (b)	65,476,000	66,722,579
(SOFR + 1.14%), 4.63%, 7/3/2029 (a) (b)	93,694,000	94,648,458
Canadian Imperial Bank of Commerce (Canada)
1.25%, 6/22/2026	3,000,000	2,954,873
5.93%, 10/2/2026 (c)	13,413,000	13,625,982
(SOFR + 0.93%), 4.51%, 9/11/2027 (b) (c)	109,032,000	109,334,811
(SOFR + 0.72%), 4.86%, 1/13/2028 (b)	106,829,000	107,717,133
(SOFR + 0.80%), 4.89%, 9/8/2028 (b)	88,039,000	88,144,788
Citibank NA
4.93%, 8/6/2026	20,508,000	20,617,900
4.58%, 5/29/2027	58,400,000	58,958,532
(SOFR + 0.71%), 4.88%, 11/19/2027 (b)	139,950,000	141,065,357
Citigroup, Inc.
3.70%, 1/12/2026	2,045,000	2,044,114
3.20%, 10/21/2026	19,919,000	19,771,928
(SOFR + 0.77%), 1.12%, 1/28/2027 (b)	76,384,000	76,002,091
(SOFR + 0.77%), 1.46%, 6/9/2027 (b)	27,700,000	27,305,334
(SOFR + 1.14%), 4.64%, 5/7/2028 (b)	80,652,000	81,225,661
Citizens Bank NA (SOFR + 2.00%), 4.58%, 8/9/2028 (b)	7,500,000	7,553,400
Commonwealth Bank of Australia (Australia)
4.93%, 12/9/2025 (a)	42,188,000	42,193,441
(SOFR + 0.75%), 4.84%, 3/13/2026 (a) (b)	2,766,000	2,769,382
5.32%, 3/13/2026	2,000,000	2,007,196
2.63%, 9/6/2026 (a)	3,000,000	2,970,370
4.58%, 11/27/2026 (c)	45,001,000	45,313,778
Cooperatieve Rabobank UA (Netherlands)
4.33%, 8/28/2026	2,000,000	2,006,818
5.50%, 10/5/2026	2,000,000	2,026,823
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 1.11%, 2/24/2027 (a) (b)	24,586,000	24,408,431
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.98%, 12/15/2027 (a) (b)	60,578,000	59,248,027

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Credit Agricole SA (France)
5.59%, 7/5/2026 (a)	49,357,000	49,814,674
(SOFR + 1.21%), 4.63%, 9/11/2028 (a) (b)	39,624,000	39,933,837
(SOFR + 1.13%), 5.23%, 1/9/2029 (a) (b)	76,000,000	77,552,080
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.55%, 9/10/2027 (a) (b) (c)	55,432,000	54,364,421
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.95%), 5.43%, 3/1/2028 (a) (b)	5,000,000	5,080,196
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.30%, 4/1/2028 (a) (b)	16,500,000	16,517,284
4.38%, 6/12/2028 (a)	685,000	690,141
DNB Bank ASA (Norway) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.72%), 1.54%, 5/25/2027 (a) (b)	42,394,000	41,859,973
Fifth Third Bancorp
2.55%, 5/5/2027	6,723,000	6,583,429
(SOFR + 0.69%), 1.71%, 11/1/2027 (b)	22,488,000	21,970,456
HSBC Holdings plc (United Kingdom)
(SOFR + 1.29%), 1.59%, 5/24/2027 (b) (c)	13,538,000	13,365,285
(SOFR + 1.57%), 5.89%, 8/14/2027 (b)	43,929,000	44,443,145
(3-MONTH CME TERM SOFR + 1.81%), 4.04%, 3/13/2028 (b)	5,250,000	5,240,447
(SOFR + 1.06%), 5.60%, 5/17/2028 (b)	242,000	246,794
(SOFR + 1.04%), 5.13%, 11/19/2028 (b)	32,556,000	33,156,768
HSBC USA, Inc. 4.65%, 6/3/2028	37,811,000	38,443,243
ING Groep NV (Netherlands)
4.63%, 1/6/2026 (a)	52,629,000	52,641,503
3.95%, 3/29/2027	10,310,000	10,293,643
(SOFR + 1.01%), 1.73%, 4/1/2027 (b) (c)	9,455,000	9,377,686
(SOFR + 1.56%), 6.08%, 9/11/2027 (b)	64,164,000	65,078,938
(SOFR + 1.01%), 4.86%, 3/25/2029 (b)	34,479,000	35,012,070
KeyBank NA 4.70%, 1/26/2026	51,383,000	51,395,302
Lloyds Banking Group plc (United Kingdom)
3.75%, 1/11/2027	5,436,000	5,422,243
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (b)	19,103,000	18,884,952
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.48%), 5.99%, 8/7/2027 (b)	47,899,000	48,476,319
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (b)	77,332,000	78,410,594
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 5.09%, 11/26/2028 (b)	28,470,000	28,982,668
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 4.82%, 6/13/2029 (b)	45,590,000	46,319,925
M&T Bank Corp. (SOFR + 0.93%), 4.83%, 1/16/2029 (b)	35,078,000	35,584,984
Manufacturers & Traders Trust Co.
4.65%, 1/27/2026	134,894,000	134,923,082
(SOFR + 0.95%), 4.76%, 7/6/2028 (b)	47,184,000	47,595,982
Mitsubishi UFJ Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (b)	116,912,000	114,982,601
Mizuho Financial Group, Inc. (Japan)
3.48%, 4/12/2026 (a) (c)	14,215,000	14,181,907
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (b)	36,285,000	35,787,513
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.55%, 7/9/2027 (b)	35,751,000	35,195,929
Morgan Stanley Bank NA
4.75%, 4/21/2026	2,000,000	2,003,516
5.88%, 10/30/2026	8,121,000	8,253,396

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(SOFR + 0.68%), 4.45%, 10/15/2027 (b)	11,019,000	11,055,153
(SOFR + 1.08%), 4.95%, 1/14/2028 (b)	22,062,000	22,255,665
(SOFR + 0.93%), 4.97%, 7/14/2028 (b)	25,973,000	26,338,358
(SOFR + 0.91%), 5.02%, 1/12/2029 (b)	53,306,000	54,313,390
Morgan Stanley Private Bank NA (SOFR + 0.78%), 4.20%, 11/17/2028 (b)	56,310,000	56,405,391
National Australia Bank Ltd. (Australia)
(SOFR + 0.65%), 4.74%, 12/10/2025 (a) (b)	44,601,000	44,605,692
4.75%, 12/10/2025	27,294,000	27,295,791
3.38%, 1/14/2026	2,000,000	1,998,089
(SOFR + 0.55%), 4.61%, 1/29/2026 (a) (b)	104,000,000	104,079,976
National Bank of Canada (Canada)
(SOFR + 0.56%), 4.70%, 3/5/2027 (b)	193,972,000	194,163,322
(SOFRINDX + 0.90%), 4.98%, 3/25/2027 (b)	117,076,000	117,232,285
(SOFR + 1.04%), 5.60%, 7/2/2027 (b)	59,522,000	60,017,539
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.85%, 3/2/2027 (b)	123,464,000	123,932,425
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.64%, 6/14/2027 (b)	77,862,000	76,802,329
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 5.58%, 3/1/2028 (b)	48,926,000	49,782,535
(SOFR + 1.10%), 5.15%, 5/23/2029 (b)	38,998,000	39,182,890
NatWest Markets plc (United Kingdom) 4.17%, 11/6/2028 (a)	75,302,000	75,442,749
Nordea Bank Abp (Finland)
1.50%, 9/30/2026 (a)	107,423,000	105,260,026
5.38%, 9/22/2027 (a)	15,016,000	15,375,045
PNC Bank NA (SOFR + 0.50%), 4.78%, 1/15/2027 (b)	142,871,000	142,948,138
PNC Financial Services Group, Inc. (The)
(SOFRINDX + 1.09%), 4.76%, 1/26/2027 (b)	109,563,000	109,617,617
(SOFR + 0.80%), 5.10%, 7/23/2027 (b)	18,650,000	18,752,917
(SOFRINDX + 1.73%), 6.62%, 10/20/2027 (b)	41,310,000	42,178,181
Royal Bank of Canada (Canada)
1.20%, 4/27/2026 (c)	24,788,000	24,513,213
5.20%, 7/20/2026	2,000,000	2,015,494
(SOFRINDX + 0.46%), 4.52%, 8/3/2026 (b)	182,918,000	183,199,196
4.88%, 1/19/2027	17,063,000	17,244,645
(SOFR + 0.79%), 5.07%, 7/23/2027 (b) (c)	88,296,000	88,862,008
(SOFRINDX + 0.72%), 4.51%, 10/18/2027 (b) (c)	54,230,000	54,447,452
(SOFR + 0.83%), 4.97%, 1/24/2029 (b)	92,000,000	93,681,881
Santander Holdings USA, Inc. 3.24%, 10/5/2026 (c)	30,000,000	29,789,960
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 0.99%), 1.67%, 6/14/2027 (b)	12,300,000	12,127,504
(SOFR + 1.22%), 2.47%, 1/11/2028 (b)	6,328,000	6,203,479
(SOFRINDX + 1.07%), 4.32%, 9/22/2029 (b)	34,751,000	34,789,288
Skandinaviska Enskilda Banken AB (Sweden) 1.20%, 9/9/2026 (a) (c)	3,000,000	2,937,199
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (a) (b)	163,104,000	162,886,003
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.45%, 1/12/2027 (a) (b)	700,000	701,440
(SOFR + 1.10%), 5.15%, 2/19/2027 (a) (b)	31,038,000	31,135,858
5.25%, 2/19/2027 (a)	96,088,000	97,146,952
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (a) (b)	27,976,000	27,592,905

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.52%, 1/19/2028 (a) (b)	106,985,000	108,298,965
Standard Chartered Bank (United Kingdom)
(SOFR + 0.65%), 4.72%, 10/8/2026 (b)	3,900,000	3,906,767
4.85%, 12/3/2027	68,066,000	69,432,765
Standard Chartered plc (United Kingdom)
4.05%, 4/12/2026 (a)	8,840,000	8,827,182
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 6.17%, 1/9/2027 (a) (b) (c)	28,420,000	28,468,882
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (a) (b)	20,835,000	20,761,244
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.85%), 6.19%, 7/6/2027 (a) (b)	59,627,000	60,300,189
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.69%, 5/14/2028 (a) (b)	30,709,000	31,321,337
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.45%), 7.77%, 11/16/2028 (a) (b)	31,336,000	33,436,794
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.55%, 1/21/2029 (a) (b)	35,583,000	36,482,538
Sumitomo Mitsui Financial Group, Inc. (Japan)
0.95%, 1/12/2026 (c)	24,389,000	24,293,404
5.46%, 1/13/2026	52,209,000	52,262,495
2.63%, 7/14/2026	20,680,000	20,499,888
1.40%, 9/17/2026	92,062,000	90,178,569
3.01%, 10/19/2026	13,610,000	13,494,058
Sumitomo Mitsui Trust Bank Ltd. (Japan)
5.65%, 3/9/2026 (a)	38,071,000	38,237,341
5.65%, 9/14/2026 (a)	5,000,000	5,063,514
5.20%, 3/7/2027 (a)	14,107,000	14,313,209
4.45%, 9/10/2027 (a)	43,800,000	44,176,166
(SOFR + 0.75%), 4.72%, 9/11/2028 (a) (b)	30,397,000	30,452,379
Svenska Handelsbanken AB (Sweden)
5.25%, 6/15/2026 (a)	107,095,000	107,754,762
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.63%), 1.42%, 6/11/2027 (a) (b)	110,355,000	108,823,321
Swedbank AB (Sweden) 6.14%, 9/12/2026 (a)	28,850,000	29,314,494
Toronto-Dominion Bank (The) (Canada)
0.75%, 1/6/2026	2,525,000	2,516,463
5.10%, 1/9/2026	5,295,000	5,299,856
1.20%, 6/3/2026	9,406,000	9,271,324
5.53%, 7/17/2026	33,683,000	34,003,044
5.26%, 12/11/2026	1,845,000	1,868,981
4.57%, 12/17/2026	41,342,000	41,605,861
4.11%, 10/13/2028	68,194,000	68,350,987
Truist Bank
(SOFR + 0.59%), 4.67%, 5/20/2027 (b)	121,622,000	121,887,661
(SOFR + 0.77%), 4.42%, 7/24/2028 (b)	83,106,000	83,506,873
Truist Financial Corp.
(SOFR + 0.61%), 1.27%, 3/2/2027 (b)	23,597,000	23,415,588
(SOFR + 2.05%), 6.05%, 6/8/2027 (b)	109,791,000	110,788,491
US Bancorp Series V, 2.38%, 7/22/2026	2,000,000	1,981,437
US Bank NA
(SOFR + 0.69%), 4.51%, 10/22/2027 (b)	93,509,000	93,867,298
(SOFR + 0.91%), 4.73%, 5/15/2028 (b)	53,930,000	54,418,182
Wells Fargo & Co.
3.00%, 10/23/2026	4,888,000	4,841,821

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Series W, (SOFR + 0.78%), 4.90%, 1/24/2028 (b)	61,445,000	61,970,833
Wells Fargo Bank NA
4.81%, 1/15/2026	71,583,000	71,602,477
(SOFR + 1.07%), 5.16%, 12/11/2026 (b)	13,194,000	13,293,620
Westpac Banking Corp. (Australia)
(SOFR + 0.55%), 4.61%, 1/29/2026 (a) (b)	103,539,000	103,603,819
5.20%, 4/16/2026 (c)	2,000,000	2,008,577
2.85%, 5/13/2026	13,463,000	13,393,963
1.15%, 6/3/2026	5,976,000	5,891,972
4.60%, 10/20/2026	40,646,000	40,898,172
Westpac New Zealand Ltd. (New Zealand)
5.13%, 2/26/2027 (a)	22,513,000	22,822,990
4.90%, 2/15/2028 (a)	29,500,000	30,057,644
		9,543,013,674
Beverages — 0.6%
Constellation Brands, Inc. 3.70%, 12/6/2026 (c)	3,441,000	3,431,245
Molson Coors Beverage Co. 3.00%, 7/15/2026	148,769,000	147,817,304
Pernod Ricard SA (France) 3.25%, 6/8/2026 (a)	76,594,000	76,185,892
		227,434,441
Biotechnology — 0.8%
AbbVie, Inc.
3.20%, 5/14/2026	84,349,000	84,090,689
2.95%, 11/21/2026	178,637,000	176,967,741
Amgen, Inc. 2.60%, 8/19/2026	14,631,000	14,496,996
		275,555,426
Broadline Retail — 0.1%
eBay, Inc. 4.25%, 3/6/2029	41,846,000	42,026,069
Building Products — 0.1%
CRH SMW Finance DAC 5.13%, 1/9/2030	28,656,000	29,548,727
Johnson Controls International plc 3.90%, 2/14/2026	4,077,000	4,072,734
		33,621,461
Capital Markets — 4.8%
Ameriprise Financial, Inc. 2.88%, 9/15/2026	2,723,000	2,700,455
Bank of New York Mellon (The) (SOFR + 0.69%), 4.59%, 4/20/2027 (b)	2,000,000	2,003,873
Bank of New York Mellon Corp. (The)
2.80%, 5/4/2026	24,776,000	24,641,123
(SOFR + 1.03%), 4.95%, 4/26/2027 (b)	44,897,000	45,066,750
Charles Schwab Corp. (The)
1.15%, 5/13/2026	4,770,000	4,709,830
5.88%, 8/24/2026	3,000,000	3,035,747
Deutsche Bank AG (Germany)
(SOFR + 2.52%), 7.15%, 7/13/2027 (b)	10,034,000	10,206,432
(SOFR + 1.22%), 2.31%, 11/16/2027 (b)	181,568,000	178,232,908
Goldman Sachs Bank USA
(SOFR + 0.77%), 4.85%, 3/18/2027 (b)	75,019,000	75,115,024
(SOFR + 0.78%), 5.28%, 3/18/2027 (b)	40,688,000	40,817,461

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 0.75%), 5.41%, 5/21/2027 (b)	35,596,000	35,811,168
Goldman Sachs Group, Inc. (The)
(SOFR + 0.79%), 1.09%, 12/9/2026 (b)	11,106,000	11,097,643
3.85%, 1/26/2027	39,500,000	39,423,119
(SOFR + 0.80%), 1.43%, 3/9/2027 (b)	106,626,000	105,820,156
(SOFR + 0.82%), 1.54%, 9/10/2027 (b)	41,672,000	40,839,966
(SOFR + 0.91%), 1.95%, 10/21/2027 (b)	6,213,000	6,090,893
(SOFR + 1.32%), 4.94%, 4/23/2028 (b)	65,350,000	66,066,724
Jefferies Financial Group, Inc.
4.75%, 8/11/2026 (c)	23,205,000	23,228,904
4.50%, 9/15/2026	26,080,000	26,096,688
Macquarie Bank Ltd. (Australia)
5.39%, 12/7/2026 (a)	17,507,000	17,771,601
4.33%, 6/12/2028 (a) (c)	37,964,000	38,396,331
Macquarie Group Ltd. (Australia)
(SOFR + 1.07%), 1.34%, 1/12/2027 (a) (b)	111,994,000	111,604,077
(SOFR + 2.13%), 4.10%, 6/21/2028 (a) (b)	4,160,000	4,153,137
Mizuho Markets Cayman LP (Japan) (SOFR + 0.52%), 4.60%, 10/9/2026 (a) (b)	109,561,000	109,632,467
Morgan Stanley
(SOFR + 0.72%), 0.99%, 12/10/2026 (b)	80,224,000	80,154,954
(SOFR + 1.30%), 5.05%, 1/28/2027 (b)	70,736,000	70,809,043
(SOFR + 0.88%), 1.59%, 5/4/2027 (b)	35,580,000	35,191,337
(SOFR + 0.86%), 1.51%, 7/20/2027 (b)	47,311,000	46,525,415
Nasdaq, Inc. 3.85%, 6/30/2026	11,791,000	11,778,488
Nomura Holdings, Inc. (Japan) 5.71%, 1/9/2026	2,000,000	2,002,558
State Street Bank & Trust Co. 4.59%, 11/25/2026	62,407,000	62,840,446
State Street Corp. 5.27%, 8/3/2026	3,000,000	3,023,511
UBS AG (Switzerland)
1.25%, 6/1/2026	2,000,000	1,973,565
1.25%, 8/7/2026	2,620,000	2,575,187
(SOFR + 0.50%), 4.56%, 5/17/2027 (b)	84,643,000	84,670,236
UBS Group AG (Switzerland)
4.13%, 4/15/2026 (a)	32,378,000	32,380,621
4.55%, 4/17/2026	3,199,000	3,204,820
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.71%, 1/12/2027 (a) (b)	44,870,000	44,931,989
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 1.36%, 1/30/2027 (a) (b)	35,818,000	35,643,687
(SOFRINDX + 0.98%), 1.31%, 2/2/2027 (a) (b)	40,110,000	39,899,043
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.70%, 8/5/2027 (a) (b)	13,616,000	13,659,166
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.49%, 8/10/2027 (a) (b)	32,149,000	31,549,094
4.28%, 1/9/2028 (a)	2,608,000	2,611,915
4.25%, 3/23/2028 (a)	11,360,000	11,366,862
(SOFR + 0.84%), 4.15%, 12/23/2029 (a) (b)	60,161,000	60,153,115
		1,699,507,529
Chemicals — 0.4%
Chevron Phillips Chemical Co. LLC 3.40%, 12/1/2026 (a)	8,320,000	8,255,999
Ecolab, Inc.
2.70%, 11/1/2026	2,172,000	2,148,949

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Chemicals — continued
4.30%, 6/15/2028	1,571,000	1,586,766
EIDP, Inc. 4.50%, 5/15/2026	2,000,000	1,999,891
Mosaic Co. (The) 4.35%, 1/15/2029	29,035,000	29,123,734
PPG Industries, Inc. 1.20%, 3/15/2026	770,000	763,449
Sherwin-Williams Co. (The) 3.45%, 6/1/2027	33,073,000	32,777,617
Westlake Corp. 3.60%, 8/15/2026 (c)	77,307,000	76,896,048
		153,552,453
Commercial Services & Supplies — 0.5%
Element Fleet Management Corp. (Canada)
6.27%, 6/26/2026 (a)	95,885,000	96,772,870
5.64%, 3/13/2027 (a)	70,923,000	72,171,320
		168,944,190
Consumer Finance — 4.9%
AerCap Ireland Capital DAC (Ireland)
1.75%, 1/30/2026	30,544,000	30,421,343
2.45%, 10/29/2026	108,577,000	106,942,830
6.10%, 1/15/2027	15,296,000	15,589,210
3.65%, 7/21/2027	20,917,000	20,749,777
4.63%, 10/15/2027	5,000,000	5,035,695
3.88%, 1/23/2028	3,447,000	3,428,340
4.88%, 4/1/2028	66,211,000	67,289,433
5.75%, 6/6/2028	4,862,000	5,040,692
American Express Co.
4.90%, 2/13/2026	2,000,000	2,002,093
3.13%, 5/20/2026	2,976,000	2,963,876
(SOFRINDX + 0.75%), 5.65%, 4/23/2027 (b)	85,628,000	86,157,906
(SOFR + 1.00%), 5.10%, 2/16/2028 (b)	12,100,000	12,254,830
(SOFR + 0.93%), 5.04%, 7/26/2028 (b)	26,600,000	27,044,879
American Honda Finance Corp.
(SOFR + 0.62%), 4.67%, 12/11/2026 (b)	112,725,000	112,958,339
(SOFR + 0.75%), 4.78%, 1/15/2027 (b)	111,290,000	111,612,938
(SOFR + 0.87%), 4.94%, 7/9/2027 (b)	42,312,000	42,500,374
(SOFR + 0.73%), 4.79%, 8/13/2027 (b)	71,499,000	71,661,423
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (a)	6,024,000	6,028,337
2.13%, 2/21/2026 (a)	33,111,000	32,860,350
4.25%, 4/15/2026 (a)	50,710,000	50,696,308
4.38%, 5/1/2026 (a)	15,428,000	15,397,915
2.53%, 11/18/2027 (a)	9,300,000	8,990,496
4.95%, 1/15/2028 (a)	48,876,000	49,424,877
Capital One Financial Corp.
(SOFR + 0.86%), 1.88%, 11/2/2027 (b)	87,897,000	86,013,630
(SOFR + 2.06%), 4.93%, 5/10/2028 (b)	5,250,000	5,305,159
Caterpillar Financial Services Corp.
4.45%, 10/16/2026	36,349,000	36,554,770
(SOFR + 0.64%), 4.70%, 8/15/2028 (b)	160,000,000	160,877,154

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — continued
General Motors Financial Co., Inc.
1.25%, 1/8/2026	50,515,000	50,353,213
5.40%, 4/6/2026	3,250,000	3,263,613
5.05%, 4/4/2028	1,042,000	1,060,823
4.20%, 10/27/2028	32,000,000	32,019,256
John Deere Capital Corp. (SOFR + 0.58%), 4.55%, 9/11/2028 (b)	86,580,000	86,899,777
Stellantis Financial Services US Corp. 4.95%, 9/15/2028 (a)	22,813,000	22,978,126
Toyota Motor Credit Corp.
(SOFR + 0.77%), 4.83%, 8/7/2026 (b)	33,926,000	34,046,460
4.50%, 5/14/2027	41,451,000	41,855,413
(SOFR + 0.60%), 4.75%, 7/21/2027 (b)	48,647,000	48,762,308
(SOFR + 0.50%), 4.50%, 8/25/2027 (b)	93,716,000	93,705,617
4.05%, 9/5/2028	37,617,000	37,757,744
(SOFR + 0.72%), 4.81%, 9/5/2028 (b)	100,000,000	101,021,160
		1,729,526,484
Consumer Staples Distribution & Retail — 0.2%
Alimentation Couche-Tard, Inc. (Canada) 4.15%, 9/29/2028 (a)	73,008,000	73,220,270
Kroger Co. (The) 2.65%, 10/15/2026	7,172,000	7,086,714
		80,306,984
Containers & Packaging — 0.2%
Amcor Flexibles North America, Inc. 4.80%, 3/17/2028	29,463,000	29,867,563
Sonoco Products Co. 4.45%, 9/1/2026	37,666,000	37,693,489
		67,561,052
Diversified REITs — 0.1%
Simon Property Group LP 3.30%, 1/15/2026	8,726,000	8,718,474
WP Carey, Inc. 4.25%, 10/1/2026	10,032,000	10,043,057
		18,761,531
Diversified Telecommunication Services — 0.4%
AT&T, Inc.
3.88%, 1/15/2026	2,145,000	2,143,551
7.13%, 3/15/2026	9,695,000	9,765,158
1.70%, 3/25/2026	110,605,000	109,772,417
2.95%, 7/15/2026	3,000,000	2,978,602
Deutsche Telekom International Finance BV (Germany) 3.60%, 1/19/2027 (a)	1,638,000	1,630,768
NBN Co. Ltd. (Australia) 4.00%, 10/1/2027 (a)	13,656,000	13,621,709
		139,912,205
Electric Utilities — 1.7%
Arizona Public Service Co. 2.55%, 9/15/2026	5,713,000	5,647,321
Cleveland Electric Illuminating Co. (The) 3.50%, 4/1/2028 (a)	3,000,000	2,961,645
DTE Electric Co. 4.25%, 5/14/2027	6,399,000	6,443,411
Duke Energy Corp.
5.00%, 12/8/2025	1,004,000	1,004,096
2.65%, 9/1/2026	18,740,000	18,543,023
4.85%, 1/5/2027	76,842,000	77,459,145

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Enel Finance International NV (Italy)
1.63%, 7/12/2026 (a) (d)	26,609,000	26,199,421
3.63%, 5/25/2027 (a)	11,225,000	11,145,435
2.13%, 7/12/2028 (a) (d)	5,000,000	4,748,863
4.13%, 9/30/2028 (a)	39,015,000	39,043,243
Entergy Corp. 2.95%, 9/1/2026	6,294,000	6,238,528
Eversource Energy
3.35%, 3/15/2026	2,000,000	1,993,134
5.00%, 1/1/2027	12,766,000	12,876,187
Exelon Corp. 3.40%, 4/15/2026	6,956,000	6,936,100
Georgia Power Co. 4.00%, 10/1/2028	42,226,000	42,319,775
ITC Holdings Corp. 3.25%, 6/30/2026	1,165,000	1,158,522
Jersey Central Power & Light Co. 4.15%, 1/15/2029 (a)	20,000,000	20,010,377
NextEra Energy Capital Holdings, Inc.
4.95%, 1/29/2026	101,615,000	101,709,382
1.88%, 1/15/2027	8,200,000	8,003,692
4.69%, 9/1/2027	25,107,000	25,372,735
4.85%, 2/4/2028	46,322,000	47,171,831
Oncor Electric Delivery Co. LLC 4.50%, 3/20/2027 (a)	35,870,000	36,140,373
PPL Capital Funding, Inc. 3.10%, 5/15/2026	2,308,000	2,296,983
Southern Co. (The) 3.25%, 7/1/2026	80,438,000	80,064,524
Southwestern Electric Power Co.
Series N, 1.65%, 3/15/2026	1,562,000	1,550,746
Series K, 2.75%, 10/1/2026	2,460,000	2,435,742
Virginia Power Fuel Securitization LLC Series A-1, 5.09%, 5/1/2027	21,910,016	22,064,699
		611,538,933
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. 3.80%, 11/15/2027	44,117,000	44,063,754
Jabil, Inc. 1.70%, 4/15/2026	300,000	297,259
TD SYNNEX Corp. 1.75%, 8/9/2026	2,859,000	2,810,148
Teledyne Technologies, Inc. 1.60%, 4/1/2026	21,077,000	20,883,257
Tyco Electronics Group SA (Switzerland) 4.50%, 2/13/2026	2,000,000	2,000,833
		70,055,251
Energy Equipment & Services — 0.0% ^
Schlumberger Holdings Corp. 4.00%, 12/21/2025 (a)	5,937,000	5,934,795
Entertainment — 0.0% ^
Take-Two Interactive Software, Inc. 5.00%, 3/28/2026	11,117,000	11,141,079
TWDC Enterprises 18 Corp. 1.85%, 7/30/2026	3,000,000	2,960,898
		14,101,977
Financial Services — 1.5%
Equitable America Global Funding 4.65%, 6/9/2028 (a)	17,655,000	17,847,861
Fidelity National Information Services, Inc. 1.15%, 3/1/2026	26,081,000	25,885,601
Global Payments, Inc.
1.20%, 3/1/2026	50,798,000	50,399,619
4.80%, 4/1/2026	25,199,000	25,210,551
4.45%, 6/1/2028	4,135,000	4,143,352

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Financial Services — continued
LSEGA Financing plc (United Kingdom) 1.38%, 4/6/2026 (a)	9,889,000	9,796,100
National Rural Utilities Cooperative Finance Corp.
1.00%, 6/15/2026	1,651,000	1,624,205
(SOFR + 0.58%), 4.63%, 11/22/2026 (b)	137,446,000	137,854,425
Series D, 4.15%, 8/25/2028	69,986,000	70,383,842
Nationwide Building Society (United Kingdom) 1.50%, 10/13/2026 (a)	1,458,000	1,427,756
NTT Finance Corp. (Japan)
1.16%, 4/3/2026 (a)	85,647,000	84,778,623
4.57%, 7/16/2027 (a)	27,026,000	27,229,776
4.62%, 7/16/2028 (a)	36,760,000	37,272,872
4.88%, 7/16/2030 (a)	10,657,000	10,887,369
Shell International Finance BV 2.88%, 5/10/2026	2,000,000	1,989,968
Woodside Finance Ltd. (Australia) 3.70%, 9/15/2026 (a)	7,070,000	7,039,137
		513,771,057
Food Products — 0.5%
Archer-Daniels-Midland Co. 2.50%, 8/11/2026	10,150,000	10,050,550
Bunge Ltd. Finance Corp.
2.00%, 4/21/2026	39,335,000	38,997,875
4.90%, 4/21/2027	41,068,000	41,514,913
Conagra Brands, Inc. 7.13%, 10/1/2026	3,000,000	3,067,386
Danone SA (France) 2.95%, 11/2/2026 (a)	10,041,000	9,943,733
General Mills, Inc. 4.70%, 1/30/2027	7,335,000	7,389,034
Mars, Inc. 4.45%, 3/1/2027 (a)	18,021,000	18,143,138
McCormick & Co., Inc. 0.90%, 2/15/2026	12,000,000	11,916,672
Mondelez International Holdings Netherlands BV 1.25%, 9/24/2026 (a)	13,305,000	13,007,145
Tyson Foods, Inc. 4.00%, 3/1/2026	4,004,000	4,000,950
		158,031,396
Ground Transportation — 0.7%
Canadian National Railway Co. (Canada) 2.75%, 3/1/2026	2,000,000	1,993,537
Canadian Pacific Railway Co. (Canada) 1.75%, 12/2/2026	2,279,000	2,229,002
ERAC USA Finance LLC 3.30%, 12/1/2026 (a)	58,891,000	58,529,310
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	8,050,000	8,040,570
Penske Truck Leasing Co. LP
5.75%, 5/24/2026 (a)	106,844,000	107,483,403
1.70%, 6/15/2026 (a)	8,153,000	8,045,113
3.40%, 11/15/2026 (a)	14,293,000	14,183,612
5.35%, 1/12/2027 (a)	32,079,000	32,445,490
6.05%, 8/1/2028 (a)	385,000	402,020
		233,352,057
Health Care Equipment & Supplies — 0.5%
Stryker Corp. 4.55%, 2/10/2027	57,958,000	58,378,847
Zimmer Biomet Holdings, Inc.
3.05%, 1/15/2026	35,107,000	35,048,329
4.70%, 2/19/2027	81,123,000	81,669,081
		175,096,257

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — 0.7%
Cardinal Health, Inc.
4.70%, 11/15/2026	33,465,000	33,701,028
3.41%, 6/15/2027	37,784,000	37,429,600
Cencora, Inc. 4.63%, 12/15/2027	10,254,000	10,382,488
Cigna Group (The)
4.50%, 2/25/2026	4,047,000	4,046,895
1.25%, 3/15/2026	2,663,000	2,640,966
Elevance Health, Inc. 1.50%, 3/15/2026	8,955,000	8,887,541
HCA, Inc.
5.25%, 6/15/2026	98,861,000	98,936,926
5.00%, 3/1/2028	19,629,000	20,006,130
Laboratory Corp. of America Holdings 1.55%, 6/1/2026	1,809,000	1,785,384
Quest Diagnostics, Inc. 3.45%, 6/1/2026	18,007,000	17,947,450
		235,764,408
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.
4.30%, 1/15/2026	6,706,000	6,703,169
3.80%, 4/15/2026	26,405,000	26,353,861
Healthpeak OP LLC 3.25%, 7/15/2026	34,197,000	34,038,495
Ventas Realty LP 3.25%, 10/15/2026	21,758,000	21,607,997
Welltower OP LLC 4.25%, 4/1/2026	30,224,000	30,218,399
		118,921,921
Hotels, Restaurants & Leisure — 0.3%
Darden Restaurants, Inc.
3.85%, 5/1/2027	10,250,000	10,208,648
4.35%, 10/15/2027	31,860,000	31,997,769
Expedia Group, Inc. 5.00%, 2/15/2026	8,385,000	8,386,622
Marriott International, Inc. 5.45%, 9/15/2026	44,438,000	44,844,916
Starbucks Corp.
4.75%, 2/15/2026	21,251,000	21,269,470
2.45%, 6/15/2026	4,100,000	4,064,302
		120,771,727
Independent Power and Renewable Electricity Producers — 0.0% ^
AES Corp. (The) 1.38%, 1/15/2026	4,661,000	4,636,636
Industrial Conglomerates — 0.0% ^
Honeywell International, Inc. 2.50%, 11/1/2026 (c)	2,000,000	1,975,183
Insurance — 7.5%
AEGON Funding Co. LLC (Netherlands) 5.50%, 4/16/2027 (a)	73,400,000	74,578,669
Athene Global Funding
1.45%, 1/8/2026 (a)	535,000	533,407
5.68%, 2/23/2026 (a)	4,210,000	4,222,952
(SOFRINDX + 0.85%), 4.91%, 5/8/2026 (a) (b)	12,860,000	12,884,173
(SOFR + 0.68%), 4.74%, 8/10/2026 (a) (b)	28,252,000	28,293,680
4.86%, 8/27/2026 (a)	223,572,000	224,535,282
2.95%, 11/12/2026 (a)	1,900,000	1,878,299
4.95%, 1/7/2027 (a)	108,158,000	109,014,413

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — continued
3.21%, 3/8/2027 (a)	6,896,000	6,782,278
5.52%, 3/25/2027 (a)	5,250,000	5,325,812
Brighthouse Financial Global Funding
1.55%, 5/24/2026 (a)	3,406,000	3,358,043
5.55%, 4/9/2027 (a)	63,367,000	64,275,411
2.00%, 6/28/2028 (a)	1,478,000	1,383,755
CNA Financial Corp. 4.50%, 3/1/2026	6,750,000	6,750,000
CNO Global Funding
5.88%, 6/4/2027 (a)	10,333,000	10,582,963
4.88%, 12/10/2027 (a)	33,847,000	34,248,491
4.38%, 9/8/2028 (a)	37,199,000	37,299,601
4.95%, 9/9/2029 (a)	17,617,000	17,958,699
Corebridge Global Funding
5.35%, 6/24/2026 (a)	109,306,000	110,096,121
5.75%, 7/2/2026 (a)	64,606,000	65,253,614
4.65%, 8/20/2027 (a)	97,494,000	98,446,003
4.25%, 8/21/2028 (a)	21,973,000	22,026,933
Equitable Financial Life Global Funding
1.30%, 7/12/2026 (a) (c)	1,471,000	1,446,388
4.60%, 4/1/2027 (a) (c)	152,660,000	153,551,751
4.88%, 11/19/2027 (a)	70,402,000	71,545,130
F&G Global Funding
2.30%, 4/11/2027 (a) (c)	18,101,000	17,637,294
4.65%, 9/8/2028 (a)	22,862,000	22,934,105
(SOFR + 1.33%), 5.41%, 9/8/2028 (a) (b)	65,911,000	66,373,845
Fidelity National Financial, Inc. 4.50%, 8/15/2028	10,230,000	10,280,763
Guardian Life Global Funding 4.07%, 9/5/2028 (a)	71,279,000	71,384,253
Jackson National Life Global Funding
5.60%, 4/10/2026 (a)	18,676,000	18,784,273
3.05%, 4/29/2026 (a)	7,346,000	7,312,096
4.90%, 1/13/2027 (a)	23,610,000	23,793,411
(SOFR + 0.89%), 4.98%, 6/9/2027 (a) (b)	92,896,000	93,380,807
5.55%, 7/2/2027 (a)	46,967,000	47,947,150
(SOFR + 0.95%), 5.04%, 9/12/2028 (a) (b)	87,710,000	88,218,898
MassMutual Global Funding II
4.50%, 4/10/2026 (a)	2,000,000	2,003,077
(SOFR + 0.68%), 4.74%, 8/1/2028 (a) (b)	104,772,000	104,801,560
Met Tower Global Funding 4.85%, 1/16/2027 (a)	21,292,000	21,482,479
Metropolitan Life Global Funding I
5.05%, 6/11/2027 (a)	6,823,000	6,928,922
4.15%, 8/25/2028 (a)	17,493,000	17,555,195
(SOFR + 0.70%), 4.75%, 8/25/2028 (a) (b) (c)	63,788,000	64,005,517
Mutual of Omaha Cos. Global Funding 5.35%, 4/9/2027 (a)	13,008,000	13,209,055
New York Life Global Funding
5.45%, 9/18/2026 (a)	2,000,000	2,023,755
(SOFR + 0.67%), 4.75%, 4/2/2027 (a) (b)	9,017,000	9,053,699
(SOFR + 0.55%), 4.64%, 6/11/2027 (a) (b)	86,073,000	86,330,022
4.40%, 12/13/2027 (a)	115,001,000	116,130,776

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — continued
(SOFR + 0.66%), 4.73%, 7/25/2028 (a) (b)	85,696,000	85,870,281
Northwestern Mutual Global Funding (SOFR + 0.66%), 4.71%, 8/25/2028 (a) (b)	66,133,000	66,256,317
Pacific Life Global Funding II
(SOFR + 0.48%), 4.54%, 2/4/2027 (a) (b)	14,274,000	14,292,721
4.45%, 5/1/2028 (a)	27,004,000	27,324,151
(SOFR + 0.75%), 4.82%, 7/10/2028 (a) (b)	146,618,000	147,346,860
Pricoa Global Funding I 5.55%, 8/28/2026 (a)	3,000,000	3,033,168
Principal Financial Group, Inc. 3.10%, 11/15/2026	500,000	495,555
Principal Life Global Funding II
1.50%, 11/17/2026 (a)	2,052,000	2,004,856
5.00%, 1/16/2027 (a)	8,349,000	8,438,260
(SOFR + 0.81%), 4.87%, 8/18/2028 (a) (b)	53,224,000	53,311,830
5.10%, 1/25/2029 (a)	66,821,000	68,568,776
Protective Life Global Funding
1.30%, 9/20/2026 (a)	4,003,000	3,917,912
4.99%, 1/12/2027 (a)	18,117,000	18,291,330
Reliance Standard Life Global Funding II 5.24%, 2/2/2026 (a)	21,309,000	21,327,512
Western-Southern Global Funding 4.50%, 7/16/2028 (a)	53,528,000	53,964,504
		2,652,286,853
IT Services — 0.2%
CGI, Inc. (Canada) 1.45%, 9/14/2026	73,085,000	71,621,908
Machinery — 0.3%
CNH Industrial Capital LLC
1.88%, 1/15/2026	8,530,000	8,500,287
1.45%, 7/15/2026	11,650,000	11,453,364
Daimler Truck Finance North America LLC (Germany)
5.15%, 1/16/2026 (a) (c)	11,998,000	12,008,843
2.00%, 12/14/2026 (a)	17,100,000	16,756,372
5.00%, 1/15/2027 (a)	17,392,000	17,557,305
3.65%, 4/7/2027 (a)	1,825,000	1,814,094
4.95%, 1/13/2028 (a)	19,373,000	19,661,704
Stanley Black & Decker, Inc. 3.40%, 3/1/2026	12,458,000	12,426,686
		100,178,655
Media — 0.1%
Cox Communications, Inc. 3.35%, 9/15/2026 (a)	2,735,000	2,717,086
Omnicom Group, Inc. 3.60%, 4/15/2026	16,335,000	16,298,373
		19,015,459
Metals & Mining — 0.1%
Anglo American Capital plc (South Africa)
4.75%, 4/10/2027 (a)	8,121,000	8,180,365
4.50%, 3/15/2028 (a)	7,504,000	7,549,399
Glencore Funding LLC (Australia)
1.63%, 4/27/2026 (a)	1,500,000	1,484,422
(SOFRINDX + 0.75%), 4.83%, 10/1/2026 (a) (b)	6,842,000	6,848,832
5.34%, 4/4/2027 (a)	1,278,000	1,298,368

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Metals & Mining — continued
Rio Tinto Finance USA plc (Australia)
4.38%, 3/12/2027	7,153,000	7,201,856
4.50%, 3/14/2028	3,547,000	3,589,326
		36,152,568
Multi-Utilities — 0.7%
CMS Energy Corp. 3.00%, 5/15/2026	11,796,000	11,731,763
Dominion Energy, Inc.
Series A, 1.45%, 4/15/2026	12,036,000	11,914,820
Series D, 2.85%, 8/15/2026	31,436,000	31,164,215
DTE Energy Co.
2.85%, 10/1/2026	121,995,000	120,778,087
4.88%, 6/1/2028	23,644,000	24,073,311
WEC Energy Group, Inc. 4.75%, 1/9/2026	35,196,000	35,206,955
		234,869,151
Office REITs — 0.3%
Boston Properties LP
3.65%, 2/1/2026	9,914,000	9,900,250
2.75%, 10/1/2026	99,251,000	98,040,855
6.75%, 12/1/2027	5,000,000	5,234,586
		113,175,691
Oil, Gas & Consumable Fuels — 1.2%
Enbridge, Inc. (Canada)
1.60%, 10/4/2026	30,860,000	30,238,217
5.90%, 11/15/2026	114,909,000	116,719,231
4.60%, 6/20/2028	14,123,000	14,278,928
Energy Transfer LP 4.75%, 1/15/2026	59,866,000	59,872,527
Enterprise Products Operating LLC
5.05%, 1/10/2026	2,000,000	2,001,479
4.60%, 1/11/2027	54,064,000	54,439,513
4.30%, 6/20/2028	11,778,000	11,875,060
MPLX LP 1.75%, 3/1/2026	21,387,000	21,250,012
Northwest Pipeline LLC 4.00%, 4/1/2027	8,833,000	8,819,460
ONEOK, Inc.
5.00%, 3/1/2026	16,899,000	16,899,000
4.25%, 9/24/2027	71,029,000	71,196,084
Phillips 66 Co. 3.55%, 10/1/2026	7,656,000	7,635,515
Sabine Pass Liquefaction LLC 5.88%, 6/30/2026	17,756,000	17,776,866
		433,001,892
Paper & Forest Products — 0.0% ^
Georgia-Pacific LLC
0.95%, 5/15/2026 (a)	6,897,000	6,802,374
4.40%, 6/30/2028 (a)	2,544,000	2,571,833
		9,374,207
Pharmaceuticals — 0.2%
Astrazeneca Finance LLC (United Kingdom) 1.20%, 5/28/2026	2,000,000	1,974,258

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Pharmaceuticals — continued
Roche Holdings, Inc. 5.27%, 11/13/2026 (a)	500,000	506,125
Zoetis, Inc. 4.15%, 8/17/2028	73,930,000	74,384,833
		76,865,216
Residential REITs — 0.2%
AvalonBay Communities, Inc.
2.95%, 5/11/2026 (c)	7,112,000	7,076,792
4.35%, 12/1/2030 (e)	44,000,000	44,211,529
Essex Portfolio LP 3.38%, 4/15/2026	4,489,000	4,472,635
Mid-America Apartments LP 1.10%, 9/15/2026	7,072,000	6,914,209
UDR, Inc. 2.95%, 9/1/2026	11,118,000	11,028,093
		73,703,258
Retail REITs — 0.7%
Brixmor Operating Partnership LP
4.13%, 6/15/2026	93,710,000	93,645,373
3.90%, 3/15/2027	8,192,000	8,168,706
Federal Realty OP LP 1.25%, 2/15/2026	38,788,000	38,529,653
Kimco Realty OP LLC
3.25%, 8/15/2026	2,645,000	2,626,377
2.80%, 10/1/2026	27,823,000	27,561,304
Realty Income Corp.
4.88%, 6/1/2026	5,562,000	5,573,899
4.13%, 10/15/2026	24,513,000	24,524,167
3.95%, 2/1/2029	38,837,000	38,707,434
		239,336,913
Semiconductors & Semiconductor Equipment — 0.5%
Advanced Micro Devices, Inc. 4.21%, 9/24/2026	17,233,000	17,283,896
Analog Devices, Inc. 3.50%, 12/5/2026	2,000,000	1,993,023
Broadcom, Inc.
3.46%, 9/15/2026	40,286,000	40,155,721
4.80%, 4/15/2028	48,284,000	49,208,994
Microchip Technology, Inc. 4.90%, 3/15/2028	5,000,000	5,071,222
NXP BV (Netherlands)
5.35%, 3/1/2026	7,377,000	7,377,443
3.88%, 6/18/2026	23,643,000	23,604,462
4.30%, 8/19/2028	29,250,000	29,335,310
		174,030,071
Software — 0.5%
Oracle Corp.
1.65%, 3/25/2026	8,137,000	8,071,871
2.65%, 7/15/2026	76,200,000	75,498,107
4.80%, 8/3/2028	56,807,000	57,363,867
Roper Technologies, Inc. 3.85%, 12/15/2025	6,436,000	6,434,205
VMware LLC 1.40%, 8/15/2026	17,163,000	16,860,952
		164,229,002

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Specialized REITs — 0.6%
American Tower Corp.
4.40%, 2/15/2026	9,307,000	9,307,033
1.60%, 4/15/2026	21,421,000	21,223,743
1.45%, 9/15/2026	39,421,000	38,615,971
3.38%, 10/15/2026	18,308,000	18,199,367
3.13%, 1/15/2027	6,725,000	6,654,293
3.65%, 3/15/2027	27,000,000	26,816,367
Crown Castle, Inc.
4.45%, 2/15/2026	36,747,000	36,740,211
3.70%, 6/15/2026	3,118,000	3,107,723
1.05%, 7/15/2026	6,233,000	6,112,059
Equinix, Inc.
1.45%, 5/15/2026	6,685,000	6,602,148
2.90%, 11/18/2026	22,772,000	22,527,737
Extra Space Storage LP 3.50%, 7/1/2026	19,643,000	19,557,810
		215,464,462
Specialty Retail — 0.5%
AutoZone, Inc.
3.13%, 4/21/2026	5,970,000	5,945,969
5.05%, 7/15/2026	28,370,000	28,539,777
Home Depot, Inc. (The) 5.10%, 12/24/2025	34,774,000	34,795,045
Lowe's Cos., Inc.
4.80%, 4/1/2026	57,424,000	57,523,139
2.50%, 4/15/2026	20,982,000	20,861,892
O'Reilly Automotive, Inc.
3.55%, 3/15/2026	17,092,000	17,057,875
5.75%, 11/20/2026	11,532,000	11,709,823
		176,433,520
Technology Hardware, Storage & Peripherals — 0.6%
Dell International LLC
6.02%, 6/15/2026	2,409,000	2,423,543
4.90%, 10/1/2026	104,188,000	104,746,342
Hewlett Packard Enterprise Co.
4.45%, 9/25/2026	61,828,000	62,017,364
4.05%, 9/15/2027	53,473,000	53,423,995
		222,611,244
Tobacco — 0.9%
Altria Group, Inc. 4.40%, 2/14/2026	7,006,000	7,004,934
BAT Capital Corp. (United Kingdom) 3.22%, 9/6/2026	12,000,000	11,919,804
BAT International Finance plc (United Kingdom) 1.67%, 3/25/2026 (c)	126,592,000	125,584,989
Imperial Brands Finance plc (United Kingdom) 4.50%, 6/30/2028 (a)	39,829,000	40,205,042
Philip Morris International, Inc.
4.88%, 2/13/2026	26,859,000	26,882,592
2.75%, 2/25/2026	31,466,000	31,366,275

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Tobacco — continued
0.88%, 5/1/2026	11,899,000	11,744,283
3.88%, 10/27/2028	60,544,000	60,383,743
		315,091,662
Trading Companies & Distributors — 0.4%
Aviation Capital Group LLC
1.95%, 1/30/2026 (a)	90,308,000	89,949,252
4.75%, 4/14/2027 (a)	29,135,000	29,271,946
TTX Co. 5.50%, 9/25/2026 (a)	5,705,000	5,761,568
		124,982,766
Transportation Infrastructure — 0.0% ^
Sydney Airport Finance Co. Pty. Ltd. (Australia) 3.63%, 4/28/2026 (a)	7,970,000	7,947,732
Wireless Telecommunication Services — 0.2%
T-Mobile USA, Inc.
1.50%, 2/15/2026	13,875,000	13,798,275
2.25%, 2/15/2026	35,175,000	35,019,684
2.63%, 4/15/2026	6,757,000	6,722,114
		55,540,073
Total Corporate Bonds (Cost $22,924,203,593)		23,040,178,853
Asset-Backed Securities — 13.0%
Allegany Park CLO Ltd. (Cayman Islands) Series 2019-1A, Class ARR, 4.98%, 1/20/2035 (a) (f)	26,500,000	26,485,584
Ally Auto Receivables Trust
Series 2022-3, Class A3, 5.07%, 4/15/2027	612,085	612,675
Series 2022-2, Class A3, 4.76%, 5/17/2027	2,513,170	2,515,027
Series 2025-1, Class A2, 4.03%, 7/17/2028	12,812,000	12,816,106
American Express Credit Account Master Trust Series 2023-1, Class A, 4.87%, 5/15/2028	40,022,000	40,177,782
Amur Equipment Finance Receivables LLC Series 2024-2A, Class A2, 5.19%, 7/21/2031 (a)	4,148,431	4,201,239
Apidos CLO (Cayman Islands)
Series 2016-24A, Class A1AL, 5.10%, 10/20/2030 (a) (f)	13,477,510	13,474,477
Series 2019-31A, Class A1R, 5.27%, 4/15/2031 (a) (f)	13,534,540	13,539,101
Series XXXA, Class A1AR, 4.96%, 10/18/2031 (a) (f)	5,773,188	5,771,514
Series 2015-23A, Class ARR, 4.95%, 4/15/2033 (a) (f)	52,761,551	52,724,354
ARI Fleet Lease Trust
Series 2023-A, Class A3, 5.33%, 2/17/2032 (a)	4,562,000	4,590,220
Series 2023-A, Class A2, 5.41%, 2/17/2032 (a)	652,525	653,155
BA Credit Card Trust Series 2023-A1, Class A1, 4.79%, 5/15/2028	28,175,000	28,277,117
Bain Capital Credit CLO (Cayman Islands)
Series 2019-2A, Class AR3, 4.80%, 10/17/2032 (a) (f)	92,415,508	92,243,615
Series 2019-1A, Class X, 4.98%, 4/19/2034 (a) (f)	600,000	599,948
Ballyrock CLO Ltd. (Cayman Islands)
Series 2020-2A, Class A1R, 5.16%, 10/20/2031 (a) (f)	10,707,097	10,708,339
Series 2019-1A, Class A1R, 5.20%, 7/15/2032 (a) (f)	41,133,752	41,137,166
Barings CLO Ltd. (Cayman Islands)
Series 2021-2A, Class A1R, 4.97%, 7/15/2034 (a) (f)	100,000,000	99,971,000
Series 2021-3A, Class AR, 5.01%, 1/18/2035 (a) (f)	100,000,000	99,921,500

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
BMW Vehicle Lease Trust
Series 2024-1, Class A3, 4.98%, 3/25/2027	4,428,349	4,440,661
Series 2024-2, Class A3, 4.18%, 10/25/2027	15,616,000	15,649,848
Series 2025-2, Class A2A, 3.94%, 11/26/2027	33,733,000	33,730,112
Series 2025-1, Class A3, 4.43%, 6/26/2028	30,646,000	30,869,863
BofA Auto Trust Series 2025-1A, Class A2A, 4.52%, 11/22/2027 (a)	15,823,725	15,851,323
Buttermilk Park CLO Ltd. (Cayman Islands) Series 2018-1A, Class A1R, 4.98%, 10/15/2031 (a) (f)	19,141,901	19,131,851
Capital One Multi-Asset Execution Trust Series 2023-A1, Class A, 4.42%, 5/15/2028	6,147,000	6,158,667
Capital One Prime Auto Receivables Trust
Series 2022-2, Class A3, 3.66%, 5/17/2027	798,278	797,659
Series 2022-1, Class A4, 3.32%, 9/15/2027	35,683,000	35,580,436
Series 2024-1, Class A2A, 4.61%, 10/15/2027	4,003,265	4,008,483
Series 2022-2, Class A4, 3.69%, 12/15/2027	5,715,000	5,701,090
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands) Series 2015-1A, Class AR3, 5.13%, 7/20/2031 (a) (f)	1,871,720	1,872,070
Carlyle US CLO Ltd. (Cayman Islands) Series 2021-9A, Class AR, 4.99%, 10/20/2034 (a) (f)	50,000,000	49,973,550
CARLYLE US CLO Ltd. (Cayman Islands) Series 2019-1A, Class A1A2, 4.83%, 4/20/2031 (a) (f)	40,686,387	40,679,104
CarVal CLO Ltd. (Cayman Islands)
Series 2018-1A, Class AR, 5.12%, 7/16/2031 (a) (f)	23,816,838	23,833,081
Series 2019-1A, Class AR2, 4.90%, 4/20/2032 (a) (f)	126,701,031	126,647,817
Series 2019-2A, Class AR2, 4.87%, 7/20/2032 (a) (f)	27,858,872	27,842,937
Series 2022-1A, Class A1, 5.38%, 4/21/2034 (a) (f)	11,000,000	11,007,590
CCG Receivables Trust
Series 2024-1, Class A2, 4.99%, 3/15/2032 (a)	32,484,350	32,758,076
Series 2023-2, Class A2, 6.28%, 4/14/2032 (a)	4,375,175	4,424,419
Chesapeake Funding LLC (Canada) Series 2023-2A, Class A1, 6.16%, 10/15/2035 (a)	5,227,738	5,295,888
CIFC Funding Ltd. (Cayman Islands) Series 2016-1A, Class AR3, 4.87%, 10/21/2031 (a) (f)	109,180,340	109,133,720
Citibank Credit Card Issuance Trust Series 2023-A2, Class A2, 4.69%, 12/8/2027 (f)	65,328,000	65,326,635
CNH Equipment Trust
Series 2022-A, Class A3, 2.94%, 7/15/2027	1,598,021	1,594,995
Series 2023-B, Class A3, 5.60%, 2/15/2029	31,564,267	32,068,588
Crossroads Asset Trust Series 2025-A, Class A2, 4.91%, 2/20/2032 (a)	15,020,000	15,109,815
Dell Equipment Finance Trust
Series 2025-2, Class A2, 4.10%, 2/22/2028 (a)	24,600,000	24,613,176
Series 2023-2, Class A3, 5.65%, 1/22/2029 (a)	1,592,855	1,597,375
Series 2024-2, Class A2, 4.69%, 8/22/2030 (a)	29,092,987	29,145,980
Dewolf Park CLO Ltd. Series 2017-1A, Class AR, 5.09%, 10/15/2030 (a) (f)	12,917,889	12,913,755
Discover Card Execution Note Trust
Series 2023-A1, Class A, 4.31%, 3/15/2028	107,878,000	107,965,025
Series 2023-A2, Class A, 4.93%, 6/15/2028	28,425,000	28,576,198
Series 2021-A2, Class A2, 1.03%, 9/15/2028	117,266,000	114,663,516
Dllad LLC Series 2024-1A, Class A2, 5.50%, 8/20/2027 (a)	10,835,137	10,885,333
DLLAD LLC Series 2025-1A, Class A2, 4.46%, 11/20/2028 (a)	10,500,000	10,553,361
Dryden CLO Ltd. (Cayman Islands)
Series 2019-72A, Class ARR, 4.95%, 5/15/2032 (a) (f)	29,835,028	29,823,094
Series 2020-86A, Class A1R2, 5.01%, 7/17/2034 (a) (f)	84,050,000	84,116,231
Dryden Senior Loan Fund (Cayman Islands)
Series 2013-26A, Class AR, 5.07%, 4/15/2029 (a) (f)	1,713,656	1,713,181
Series 2017-49A, Class AR, 5.10%, 7/18/2030 (a) (f)	227,466	227,400
Series 2015-41A, Class AR, 5.14%, 4/15/2031 (a) (f)	450,170	450,196

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Enterprise Fleet Financing LLC
Series 2024-4, Class A2, 4.69%, 7/20/2027 (a)	12,660,527	12,699,166
Series 2025-3, Class A2, 4.50%, 4/20/2028 (a)	54,930,000	55,182,173
Series 2025-4, Class A2, 4.05%, 8/20/2028 (a)	22,364,000	22,392,749
Series 2022-4, Class A2, 5.76%, 10/22/2029 (a)	4,045,692	4,062,963
Series 2023-3, Class A2, 6.40%, 3/20/2030 (a)	27,012,477	27,372,886
Ford Credit Auto Lease Trust
Series 2024-A, Class A3, 5.06%, 5/15/2027	10,658,814	10,678,937
Series 2024-A, Class A4, 5.05%, 6/15/2027	1,601,000	1,608,411
Ford Credit Auto Owner Trust
Series 2024-C, Class A2A, 4.32%, 8/15/2027	37,633,543	37,660,014
Series 2024-D, Class A2A, 4.59%, 10/15/2027	47,025,721	47,119,034
Series 2023-B, Class A3, 5.23%, 5/15/2028	9,322,339	9,381,778
Series 2021-1, Class A, 1.37%, 10/17/2033 (a)	63,195,000	62,537,033
Series 2021-2, Class A, 1.53%, 5/15/2034 (a)	42,543,000	41,546,494
Series 2022-1, Class A, 3.88%, 11/15/2034 (a)	17,000,000	16,981,519
Galaxy CLO Ltd. (Cayman Islands) Series 2016-22A, Class XRR, 5.06%, 4/16/2034 (a) (f)	421,053	421,016
Gm Financial Automobile Leasing Trust Series 2025-2, Class A2A, 4.55%, 7/20/2027	35,495,505	35,591,403
GM Financial Automobile Leasing Trust Series 2024-1, Class A3, 5.09%, 3/22/2027	6,593,058	6,610,414
GM Financial Consumer Automobile Receivables Trust
Series 2024-3, Class A2A, 5.35%, 6/16/2027	103,922	104,053
Series 2024-4, Class A2B, 4.54%, 10/18/2027 (f)	12,785,078	12,788,353
Series 2025-1, Class A2A, 4.44%, 1/18/2028	17,976,551	17,998,058
Series 2023-3, Class A3, 5.45%, 6/16/2028	5,160,107	5,197,244
HPEFS Equipment Trust Series 2025-1A, Class A2, 4.49%, 9/20/2032 (a)	49,735,000	49,917,905
Hyundai Auto Lease Securitization Trust
Series 2023-C, Class A3, 5.80%, 12/15/2026 (a)	7,572,086	7,582,229
Series 2024-B, Class A3, 5.41%, 5/17/2027 (a)	68,793,000	69,149,251
Series 2023-C, Class A4, 5.84%, 9/15/2027 (a)	15,053,000	15,113,081
Hyundai Auto Receivables Trust
Series 2023-A, Class A3, 4.58%, 4/15/2027	11,547,147	11,557,042
Series 2024-A, Class A2A, 5.29%, 4/15/2027	1,434,401	1,435,249
Series 2024-B, Class A2A, 5.15%, 6/15/2027	23,195,647	23,234,432
Series 2024-C, Class A2A, 4.53%, 9/15/2027	15,036,585	15,059,160
Series 2023-B, Class A3, 5.48%, 4/17/2028	17,351,100	17,477,048
ICG US CLO Ltd. (Cayman Islands) Series 2016-1A, Class XRR, 5.00%, 4/29/2034 (a) (f)	158,103	158,090
Jamestown CLO Ltd. (Cayman Islands) Series 2021-17A, Class AR, 5.06%, 1/25/2035 (a) (f)	99,000,000	98,971,488
John Deere Owner Trust Series 2023-B, Class A3, 5.18%, 3/15/2028	9,099,115	9,151,469
KKR CLO Ltd. (Cayman Islands)
Series 21, Class A, 5.17%, 4/15/2031 (a) (f)	2,649,123	2,648,739
Series 15, Class A1R2, 4.98%, 1/18/2032 (a) (f)	45,584,114	45,567,430
Series 24, Class A1R, 5.23%, 4/20/2032 (a) (f)	8,173,974	8,172,462
Series 38A, Class A1, 5.22%, 4/15/2033 (a) (f)	17,476,952	17,501,245
Series 34A, Class AR, 5.00%, 7/15/2034 (a) (f)	50,000,000	49,953,300
Series 27A, Class A1R2, 5.01%, 1/15/2035 (a) (f)	50,000,000	49,958,800
Series 28A, Class AR2, 4.99%, 2/9/2035 (a) (f)	50,000,000	49,973,600
KKR Static CLO Ltd. (Cayman Islands) Series 2022-1A, Class AR2, 4.86%, 7/20/2031 (a) (f)	19,585,764	19,578,146
LCM Ltd. (Cayman Islands) Series 29A, Class AR, 5.24%, 4/15/2031 (a) (f)	3,153,502	3,154,681

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Madison Park Funding Ltd. (Cayman Islands)
Series 2014-14A, Class AR4, 4.82%, 10/22/2030 (a) (f)	96,824,577	96,726,881
Series 13A, Class AR2, 4.78%, 11/21/2030 (a) (f)	42,120,157	42,108,111
Series 2019-35A, Class A1R, 5.14%, 4/20/2032 (a) (f)	34,498,934	34,489,447
Series 2020-45A, Class ARR, 4.98%, 7/15/2034 (a) (f)	22,000,000	21,988,890
Series 2021-52A, Class AR, 4.96%, 1/22/2035 (a) (f)	50,000,000	49,960,150
Magnetite Ltd. (Cayman Islands)
Series 2020-25A, Class A, 5.32%, 1/25/2032 (a) (f)	11,141,598	11,145,910
Series 2021-31A, Class A1, 5.27%, 7/15/2034 (a) (f)	14,000,000	14,011,522
Marble Point CLO Ltd. (Cayman Islands) Series 2019-1A, Class A1R2, 4.90%, 7/23/2032 (a) (f)	18,052,862	18,037,986
Mercedes-Benz Auto Lease Trust
Series 2024-B, Class A3, 4.23%, 2/15/2028	35,070,000	35,128,690
Series 2025-A, Class A2A, 4.57%, 4/17/2028	40,000,000	40,213,548
Mercedes-Benz Auto Receivables Trust Series 2021-1, Class A4, 0.73%, 12/15/2027	1,977,150	1,973,822
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands) Series 2021-45A, Class AR, 4.97%, 10/14/2036 (a) (f)	70,000,000	69,948,410
Newark BSL CLO Ltd. (Cayman Islands) Series 2017-1A, Class A1R, 5.09%, 7/25/2030 (a) (f)	15,180,044	15,189,380
Nissan Auto Receivables Owner Trust Series 2022-B, Class A3, 4.46%, 5/17/2027	2,197,465	2,199,565
Palmer Square CLO Ltd. (Cayman Islands) Series 2015-1A, Class A1A5, 4.92%, 5/21/2034 (a) (f)	67,688,000	67,630,871
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2022-3A, Class A1AR, 5.00%, 4/15/2031 (a) (f)	602,581	602,406
Series 2024-3A, Class A1, 4.94%, 8/8/2032 (a) (f)	49,505,114	49,505,263
Series 2024-1A, Class A1, 4.95%, 10/15/2032 (a) (f)	34,752,589	34,742,511
Series 2024-2A, Class A1N, 4.90%, 1/15/2033 (a) (f)	13,971,527	13,961,119
Series 2025-1A, Class A1, 4.65%, 2/15/2033 (a) (f)	128,338,011	127,815,162
Porsche Financial Auto Securitization Trust Series 2023-1A, Class A3, 4.81%, 9/22/2028 (a)	1,264,369	1,268,332
Porsche Innovative Lease Owner Trust Series 2025-1A, Class A2A, 4.60%, 12/20/2027 (a)	21,140,053	21,195,689
Rad CLO Ltd. (Cayman Islands) Series 2020-7A, Class A1R, 5.23%, 4/17/2036 (a) (f)	24,250,000	24,214,256
Santander Drive Auto Receivables Trust
Series 2025-4, Class A2, 4.28%, 1/15/2029	43,115,000	43,128,301
Series 2024-3, Class A3, 5.63%, 1/16/2029	9,491,069	9,531,461
SBNA Auto Lease Trust
Series 2024-A, Class A3, 5.39%, 11/20/2026 (a)	13,160,095	13,198,343
Series 2025-A, Class A2, 4.68%, 4/20/2027 (a)	25,383,794	25,411,864
Series 2023-A, Class A3, 6.51%, 4/20/2027 (a)	8,652,166	8,674,848
Series 2024-B, Class A3, 5.56%, 11/22/2027 (a)	26,469,916	26,615,151
Series 2024-C, Class A3, 4.56%, 2/22/2028 (a)	17,558,546	17,595,921
SCF Equipment Leasing LLC
Series 2024-1A, Class A2, 5.88%, 11/20/2029 (a)	7,282,860	7,324,854
Series 2025-1A, Class A2, 4.82%, 7/22/2030 (a)	6,643,456	6,663,848
Series 2025-2A, Class A2, 4.26%, 12/22/2031 (a)	24,910,000	24,924,597
Sound Point CLO Ltd. (Cayman Islands) Series 2013-1A, Class A1R, 5.19%, 1/26/2031 (a) (f)	173,102	173,083
Southwick Park CLO LLC (Cayman Islands) Series 2019-4A, Class A1RR, 4.88%, 7/20/2032 (a) (f)	38,950,255	38,923,145
Symphony CLO Ltd. (Cayman Islands)
Series 2018-19A, Class A, 5.12%, 4/16/2031 (a) (f)	10,121,264	10,121,224
Series 2018-20A, Class AR2, 4.99%, 1/16/2032 (a) (f)	18,818,302	18,829,517
Series 2019-21A, Class AR2, 4.80%, 7/15/2032 (a) (f)	23,134,908	23,121,976
TCI-Flatiron CLO Ltd. (Cayman Islands) Series 2018-1A, Class AR2, 4.79%, 7/29/2035 (a) (f)	75,818,038	75,785,663
TCI-Symphony CLO Ltd. (Cayman Islands) Series 2017-1A, Class AR, 5.10%, 7/15/2030 (a) (f)	3,834,401	3,833,845

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Thompson Park CLO Ltd. (Cayman Islands) Series 2021-1A, Class A1R, 4.95%, 4/15/2034 (a) (f)	55,000,000	54,973,380
Toyota Auto Receivables Owner Trust
Series 2024-C, Class A2A, 5.16%, 5/17/2027	208,991	209,301
Series 2023-B, Class A3, 4.71%, 2/15/2028	5,675,249	5,694,669
Series 2025-B, Class A2A, 4.46%, 3/15/2028	4,034,386	4,041,978
Series 2023-C, Class A3, 5.16%, 4/17/2028	26,742,246	26,898,530
Toyota Lease Owner Trust Series 2024-A, Class A3, 5.25%, 4/20/2027 (a)	42,788,710	42,955,505
Verdant Receivables LLC Series 2025-1A, Class A2, 4.85%, 3/13/2028 (a)	19,410,000	19,489,088
Verizon Master Trust Series 2024-1, Class A1A, 5.00%, 12/20/2028	78,273,000	78,315,095
Volkswagen Auto Lease Trust
Series 2023-A, Class A3, 5.81%, 10/20/2026	14,053,006	14,073,532
Series 2024-A, Class A3, 5.21%, 6/21/2027	39,096,000	39,355,703
Series 2025-A, Class A2A, 4.43%, 12/20/2027	75,010,000	75,250,797
Series 2025-B, Class A2A, 3.97%, 4/20/2028	42,300,000	42,302,162
Volkswagen Auto Loan Enhanced Trust
Series 2024-1, Class A2A, 4.65%, 11/22/2027	24,123,998	24,180,093
Series 2023-1, Class A3, 5.02%, 6/20/2028	8,465,657	8,505,877
Voya CLO Ltd. (Cayman Islands)
Series 2019-2A, Class AR, 5.08%, 7/20/2032 (a) (f)	21,961,747	21,968,577
Series 2017-3A, Class XR, 5.00%, 4/20/2034 (a) (f)	380,953	380,920
Wheels Fleet Lease Funding LLC
Series 2023-2A, Class A, 6.46%, 8/18/2038 (a)	17,615,686	17,832,215
Series 2024-1A, Class A2, 4.79%, 2/18/2039 (a) (f)	14,174,248	14,209,953
Series 2024-3A, Class A1, 4.80%, 9/19/2039 (a)	17,284,515	17,425,081
Series 2025-1A, Class A1, 4.57%, 1/18/2040 (a)	59,190,000	59,591,154
Series 2025-3A, Class A1, 4.08%, 9/18/2040 (a)	49,620,000	49,679,643
World Omni Auto Receivables Trust
Series 2022-C, Class A3, 3.66%, 10/15/2027	2,213,209	2,211,305
Series 2025-A, Class A2A, 4.49%, 4/17/2028	64,499,363	64,591,526
Series 2025-B, Class A2A, 4.38%, 8/15/2028	24,848,290	24,884,891
Total Asset-Backed Securities (Cost $4,570,428,832)		4,577,337,100
U.S. Treasury Obligations — 1.9%
U.S. Treasury Notes
4.63%, 9/15/2026	135,000,000	135,991,406
0.88%, 9/30/2026	270,000,000	263,845,372
4.13%, 9/30/2027	165,000,000	166,753,125
3.88%, 10/15/2027	100,000,000	100,636,719
Total U.S. Treasury Obligations (Cost $665,328,245)		667,226,622
Short-Term Investments — 19.0%
Certificates of Deposits — 3.9%
Banco Santander SA (Spain) , 4.00%, 6/11/2026	99,000,000	99,032,997
Barclays Bank plc (United Kingdom) (SOFR + 0.40%), 4.41%, 12/9/2025 (b)	46,265,000	46,268,909
BNP Paribas SA (France) , 4.56%, 2/12/2026	163,452,000	163,622,399
Cooperatieve Rabobank UA (Netherlands) , 4.37%, 5/13/2026	102,171,000	102,332,798
Deutsche Bank AG (Germany)
4.41%, 7/8/2026	96,478,000	96,709,605

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Short-Term Investments — continued
Certificates of Deposits — continued
4.41%, 7/10/2026	102,898,000	103,148,618
Intesa Sanpaolo SpA (Italy)
4.62%, 1/12/2026	44,117,000	44,144,842
4.20%, 5/7/2026	60,884,000	60,890,143
Lloyds Bank plc (United Kingdom) , 3.95%, 10/26/2026	152,253,000	152,354,416
Mitsubishi UFJ Trust & Banking Corp. (Japan)
(SOFR + 0.33%), 4.38%, 3/11/2026 (b)	182,017,000	182,102,821
(SOFR + 0.40%), 4.45%, 8/11/2026 (b)	38,743,000	38,771,937
Mizuho Bank Ltd. (Japan)
4.60%, 1/14/2026	35,490,000	35,514,300
(SOFR + 0.35%), 4.36%, 2/4/2026 (b)	54,447,000	54,468,904
(SOFR + 0.32%), 4.33%, 3/6/2026 (b)	72,807,000	72,835,977
Nordea Bank Abp (Finland) (SOFR + 0.38%), 4.43%, 2/5/2027 (b)	14,549,000	14,550,315
Standard Chartered Bank (United Kingdom)
4.67%, 2/12/2026	28,718,000	28,750,015
(SOFR + 0.44%), 4.49%, 8/12/2026 (b)	23,367,000	23,395,541
Toronto-Dominion Bank (The) (Canada) (SOFR + 0.45%), 4.46%, 4/27/2026 (b)	61,597,000	61,669,309
Total Certificates of Deposit (Cost $1,379,252,966)		1,380,563,846
Commercial Paper — 7.3%
BNG Bank NV (Netherlands) 3.94%, 12/5/2025 (a) (g)	43,000,000	42,967,058
BPCE SA (France) 4.57%, 2/11/2026 (a) (g)	93,412,000	92,653,999
Brookfield Corporate Treasury Ltd. (Canada) 4.40%, 12/22/2025 (a) (g)	19,000,000	18,945,567
Charles Schwab Corp. (The) 4.10%, 6/5/2026 (a) (g)	143,889,000	140,995,004
Credit Industriel et Commercial (France) 4.57%, 2/11/2026 (a) (g)	29,691,000	29,448,983
Danske Bank A/S (Denmark)
4.60%, 1/13/2026 (a) (g)	55,845,000	55,563,469
4.56%, 2/6/2026 (a) (g)	144,677,000	143,570,496
3.85%, 10/29/2026 (a) (g)	152,791,000	147,476,990
DNB Bank ASA (Norway)
4.38%, 2/12/2026 (a) (g)	3,000,000	2,975,840
3.93%, 8/3/2026 (a) (g)	148,720,000	144,858,054
Energy Transfer LP 4.03%, 12/1/2025 (a) (g)	86,000,000	85,970,941
European Investment Bank (Luxembourg) 4.37%, 12/9/2025 (g)	70,422,000	70,338,289
First Abu Dhabi Bank PJSC (United Arab Emirates)
4.60%, 2/12/2026 (a) (g)	75,034,000	74,410,092
4.46%, 2/27/2026 (a) (g)	112,560,000	111,444,564
3.93%, 11/10/2026 (a) (g)	226,479,000	218,409,508
Glencore Funding LLC (Australia) 4.10%, 6/30/2026 (a) (g)	121,644,000	118,740,808
HSBC USA, Inc.
4.88%, 12/5/2025 (a) (g)	17,000,000	16,986,910
4.84%, 2/4/2026 (a) (g)	17,000,000	16,870,378
Intesa Sanpaolo Funding LLC (Italy) 4.52%, 2/23/2026 (g)	114,520,000	113,336,871
Jackson National Life Short Term Funding LLC 4.15%, 6/3/2026 (a) (g)	59,063,000	57,878,072
Kinder Morgan, Inc. 4.05%, 12/1/2025 (a) (g)	6,000,000	5,997,859
Lloyds Bank plc (United Kingdom) 4.05%, 2/18/2026 (a) (g)	7,800,000	7,730,959
Macquarie Bank Ltd. (Australia)
3.95%, 9/17/2026 (a) (g)	142,877,000	138,475,031

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Short-Term Investments — continued
Commercial Paper — continued
4.01%, 9/24/2026 (a) (g)	84,750,000	82,079,638
3.94%, 11/19/2026 (a) (g)	41,804,000	40,258,627
Mizuho Bank Ltd. (Japan) 4.41%, 6/10/2026 (a) (g)	52,996,000	51,901,649
MUFG Bank Ltd. (Japan) 4.09%, 3/9/2026 (g)	83,040,000	82,123,645
National Bank of Canada (Canada) 4.40%, 5/13/2026 (a) (g)	28,903,000	28,389,980
Penske Truck Leasing Co. LP 4.21%, 7/17/2026 (g)	4,877,000	4,751,010
Prudential International Treasury Ltd. (Hong Kong) 4.23%, 8/21/2026 (a) (g)	73,845,000	71,763,959
Sumitomo Mitsui Banking Corp. (Japan) 4.41%, 6/11/2026 (a) (g)	84,943,000	83,186,990
Sumitomo Mitsui Trust Bank Ltd. (Japan) 4.14%, 3/6/2026 (a) (g)	40,230,000	39,799,390
Tampa Electric Co. 4.05%, 12/1/2025 (a) (g)	126,000,000	125,959,000
Westpac Securities NZ Ltd. (New Zealand) 3.94%, 10/29/2026 (a) (g)	111,749,000	107,893,615
Total Commercial Paper (Cost $2,573,467,002)		2,574,153,245
	SHARES
Investment Companies — 6.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.95% (h) (i) (Cost $2,243,579,201)	2,243,579,201	2,243,579,201
Investment of Cash Collateral from Securities Loaned — 0.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.05% (h) (i) (Cost $86,900,860)	86,900,860	86,900,860
	PRINCIPAL AMOUNT($)
Repurchase Agreements — 1.2%
Wells Fargo Securities LLC, 4.50%, dated 11/28/2025, due 5/11/2026, repurchase price $433,712,500, collateralized by Collateralized Mortgage Obligations, 0.31 - 7.56%, due 9/17/2029 - 8/25/2070, with the value of $469,327,501. (Cost $425,000,000)	425,000,000	425,000,000
Total Short-Term Investments (Cost $6,708,200,029)		6,710,197,152
Total Investments — 99.2% (Cost $34,868,160,699)		34,994,939,727
Other Assets in Excess of Liabilities — 0.8%		296,898,889
NET ASSETS — 100.0%		35,291,838,616

Percentages indicated are based on net assets.

Abbreviations
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate

^	Amount rounds to less than 0.1% of net assets.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2025.

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(c)	The security or a portion of this security is on loan at November 30, 2025. The total value of securities on loan at November 30, 2025 is $84,502,346.
(d)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2025.

(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2025.

(g)	The rate shown is the effective yield as of November 30, 2025.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of November 30, 2025.

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$4,577,337,100	$—	$4,577,337,100
Corporate Bonds	—	23,040,178,853	—	23,040,178,853
U.S. Treasury Obligations	—	667,226,622	—	667,226,622
Short-Term Investments
Certificates of Deposits	—	1,380,563,846	—	1,380,563,846
Commercial Paper	—	2,574,153,245	—	2,574,153,245

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investment Companies	$2,243,579,201	$—	$—	$2,243,579,201
Investment of Cash Collateral from Securities Loaned	86,900,860	—	—	86,900,860
Repurchase Agreements	—	425,000,000	—	425,000,000
Total Short-Term Investments	2,330,480,061	4,379,717,091	—	6,710,197,152
Total Investments in Securities	$2,330,480,061	$32,664,459,666	$—	$34,994,939,727
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2025	Shares at November 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.05% (a) (b)	$76,209,770	$241,844,065	$231,152,975	$—	$—	$86,900,860	86,900,860	$1,014,057	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.95% (a) (b)	3,163,005,924	15,750,503,380	16,669,930,103	—	—	2,243,579,201	2,243,579,201	59,630,664	—
Total	$3,239,215,694	$15,992,347,445	$16,901,083,078	$—	$—	$2,330,480,061		$60,644,721	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2025.